UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4054

Oppenheimer Rochester AMT - Free New York Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—106.0%
New York—88.0%
$165,000	Albany County, NY IDA (Wildwood Programs)[1,2]	4.900%	07/01/2021	$165,038
125,000	Albany County, NY IDA (Wildwood Programs)[2]	5.000	07/01/2026	125,002
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.375	07/01/2026	539,840
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.625	07/01/2031	537,300
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.875	07/01/2041	1,074,200
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[2]	5.000	05/01/2027	239,536
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[2]	5.000	05/01/2032	231,510
285,000	Albany, NY IDA (Brighter Choice Charter School)[2]	5.000	04/01/2027	275,390
150,000	Albany, NY IDA (Brighter Choice Charter School)[2]	5.000	04/01/2032	137,500
100,000	Albany, NY IDA (Brighter Choice Charter School)[2]	5.000	04/01/2037	88,509
220,000	Albany, NY IDA (Sage Colleges)[2]	5.250	04/01/2019	218,134
3,765,000	Albany, NY IDA (Sage Colleges)[2]	5.300	04/01/2029	3,472,911
3,480,000	Amherst, NY IDA (Beechwood Health Care Center)[2]	5.200	01/01/2040	3,484,211
8,755,000	Brookhaven, NY IDA (Dowling College)[3]	6.750	11/01/2032	5,251,687
215,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[2]	5.250	11/01/2036	239,656
5,000,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[2]	5.000	07/15/2042	5,612,500
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[2]	5.375	10/01/2041	300,683
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[2]	6.000	10/01/2031	149,712
160,000	Buffalo & Erie County, NY Industrial Land Devel. (Charter School for Applied Technologies)[1,2]	5.000	06/01/2035	171,954
850,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[2]	5.000	04/01/2022	877,659
3,615,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[2]	5.250	04/01/2035	3,615,506
420,000	Build NYC Resource Corp. (Chapin School)[2]	5.000	11/01/2026	529,998
230,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[1,2]	5.000	07/01/2018	230,223
1,325,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.250	07/01/2023	1,321,701
1,690,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.375	07/01/2028	1,678,238
790,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.750	07/01/2033	788,523
170,000	Build NYC Resource Corp. (Manhattan College)[2]	5.000	08/01/2032	200,207
290,000	Build NYC Resource Corp. (Manhattan College)[2]	5.000	08/01/2036	336,316
320,000	Build NYC Resource Corp. (Manhattan College)[2]	5.000	08/01/2047	366,515

1 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$4,300,000	Build NYC Resource Corp. (New York Law School)[2]	5.000%	07/01/2030	$4,827,997
650,000	Build NYC Resource Corp. (New York Law School)[2]	5.000	07/01/2041	710,417
140,000	Build NYC Resource Corp. (YMCA of Greater New York)[2]	5.000	08/01/2032	154,294
285,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[2]	5.750	11/01/2030	288,420
25,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2027	25,227
30,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2028	30,260
30,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2029	30,249
30,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2030	30,242
35,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2031	35,280
35,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2032	35,280
35,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2033	35,277
40,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2034	40,311
40,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2035	40,310
45,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2036	45,346
45,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2037	45,346
50,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2038	50,382
50,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2039	50,375
55,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2040	55,408
55,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2041	55,405
60,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2042	60,440
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[2]	5.000	05/01/2034	108,791
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[2]	5.000	05/01/2039	108,035
1,040,000	Colonie, NY GO2	6.000	04/01/2032	1,079,967
840,000	Colonie, NY GO2	6.000	04/01/2033	872,281
15,000	Deerfield, NY GO2	5.500	06/15/2021	15,190
15,000	Deerfield, NY GO2	5.500	06/15/2022	15,181
15,000	Deerfield, NY GO2	5.500	06/15/2023	15,173
15,000	Deerfield, NY GO2	5.500	06/15/2024	15,172
20,000	Deerfield, NY GO2	5.500	06/15/2025	20,216
20,000	Deerfield, NY GO2	5.600	06/15/2026	20,203
20,000	Deerfield, NY GO2	5.600	06/15/2027	20,196
20,000	Deerfield, NY GO2	5.600	06/15/2028	20,189
25,000	Deerfield, NY GO2	5.600	06/15/2029	25,224
25,000	Deerfield, NY GO2	5.600	06/15/2030	25,219
25,000	Deerfield, NY GO2	5.600	06/15/2031	25,216
25,000	Deerfield, NY GO2	5.600	06/15/2032	25,216
30,000	Deerfield, NY GO2	5.600	06/15/2033	30,254
30,000	Deerfield, NY GO2	5.600	06/15/2034	30,250
30,000	Deerfield, NY GO2	5.600	06/15/2035	30,249
35,000	Deerfield, NY GO2	5.600	06/15/2036	35,290
560,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[2]	6.000	10/01/2030	576,654
11,400,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/ NDH/VBHosp Obligated Group)[2]	5.000	07/01/2046	12,776,208
250,000	Dutchess County, NY Local Devel. Corp. (HQS/VBHosp/ NDH/PHCtr Obligated Group)[2]	5.250	07/01/2025	276,420

2 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$450,000	Dutchess County, NY Local Devel. Corp. (HQS/VBHosp/ NDH/PHCtr Obligated Group)[2]	5.750%		07/01/2030	$500,895
100,000	Dutchess County, NY Local Devel. Corp. (HQS/VBHosp/ NDH/PHCtr Obligated Group)[2]	5.750		07/01/2040	110,938
160,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000		07/01/2034	190,216
160,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000		07/01/2036	189,298
235,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000		07/01/2037	277,808
500,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000		07/01/2042	587,280
130,000	East Rochester, NY Hsg. Authority (Woodland Village)[2]	5.500		08/01/2033	130,386
265,000	Erie County, NY IDA (Buffalo City School District)[2]	5.250		05/01/2030	302,442
225,000	Erie County, NY IDA (Buffalo City School District)[2]	5.250		05/01/2031	255,886
135,000	Erie County, NY IDA (Buffalo City School District)[2]	5.250		05/01/2032	152,777
500,000	Erie County, NY IDA (Charter School Applied Tech)[2]	6.875		06/01/2035	502,590
385,000	Erie County, NY IDA (Global Concepts Charter School)[2]	6.250		10/01/2037	394,694
950,000	Erie County, NY IDA (The Episcopal Church Home)[2]	6.000		02/01/2028	951,596
75,000	Erie County, NY Tobacco Asset Securitization Corp.[2]	5.000		06/01/2031	75,363
715,000	Genesee County, NY IDA (United Memorial Medical Center)[2]	5.000		12/01/2027	715,701
18,750,000	Glen Cove, NY Local Assistance Corp. (Gravies Point Public Improvement)	5.982	[4]	01/01/2045	4,680,750
100,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1,2]	5.000		07/01/2029	117,665
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000		07/01/2029	334,836
80,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1,2]	5.000		07/01/2030	93,565
75,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1,2]	5.000		07/01/2031	87,085
135,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1,2]	5.000		07/01/2032	156,001
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000		07/01/2034	327,735
135,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1,2]	5.000		07/01/2035	154,138
110,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1,2]	5.000		07/01/2036	125,393
80,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1,2]	5.000		07/01/2038	91,268
250,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000		07/01/2039	271,172
200,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000		07/01/2044	215,910
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.750		07/01/2039	1,093,320
13,500,000	Hudson Yards, NY Infrastructure Corp.[5]	5.000		02/15/2042	15,686,606
5,000,000	Hudson Yards, NY Infrastructure Corp.[5]	5.000		02/15/2045	5,809,854
2,250,000	Huntington, NY Local Devel. Corp.[2]	6.500		12/01/2046	2,322,337
2,000,000	Johnson City, NY GO	3.750		10/05/2017	2,003,580
1,185,000	L.I., NY Power Authority, Series A2	5.000		09/01/2039	1,332,746
2,970,000	L.I., NY Power Authority, Series A2	5.000		09/01/2044	3,342,349
4,850,000	L.I., NY Power Authority, Series A2	5.750		04/01/2039	5,188,966
2,500,000	L.I., NY Power Authority, Series B2	5.000		09/01/2035	2,885,125
1,250,000	L.I., NY Power Authority, Series B2	5.000		09/01/2036	1,440,400
1,680,000	L.I., NY Power Authority, Series B2	5.000		09/01/2041	1,927,229
1,450,000	Monroe County, NY IDA (Rochester General Hospital)[2]	5.000		12/01/2032	1,603,961
3,200,000	Monroe County, NY IDA (Rochester General Hospital)[2]	5.000		12/01/2046	3,590,432
230,000	Monroe County, NY IDA (Summit at Brighton)[2]	5.375		07/01/2032	230,023

3 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$370,000	Monroe County, NY IDA (Summit at Brighton)[1,2]	5.500%		07/01/2027	$370,074
350,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[2]	5.000		01/15/2028	402,202
500,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[2]	5.000		01/15/2029	571,020
150,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[2]	5.000		01/15/2038	167,980
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[2]	5.000		10/01/2026	165,592
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[2]	5.250		10/01/2031	82,537
540,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[2]	5.500		10/01/2041	592,369
1,400,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[2]	5.000		12/01/2036	1,590,092
100,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.000		06/01/2029	114,772
285,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.000		06/01/2044	315,677
180,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.500		06/01/2034	208,413
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.625		06/01/2026	169,204
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	6.000		06/01/2034	279,790
3,420,000	Nassau County, NY GO2	5.000		01/01/2034	3,929,990
3,415,000	Nassau County, NY GO2	5.000		04/01/2040	3,906,077
125,000	Nassau County, NY IDA (ALIA-ACDS)[2]	6.125		09/01/2018	125,311
1,480,000	Nassau County, NY IDA (ALIA-AP)[2]	7.000		09/01/2028	1,482,960
30,000	Nassau County, NY IDA (ALIA-HAII)[2]	6.125		09/01/2018	30,075
1,220,557	Nassau County, NY IDA (Amsterdam at Harborside)[3]	2.000		01/01/2049	203,711
135,000	Nassau County, NY IDA (Amsterdam at Harborside)[2]	6.500		01/01/2032	136,050
3,247,500	Nassau County, NY IDA (Amsterdam at Harborside)[2]	6.700		01/01/2049	3,262,081
185,000	Nassau County, NY IDA (Hispanic Counseling Center)[2]	6.500		11/01/2037	186,162
2,185,000	Nassau County, NY IDA (Hispanic Counseling Center)[2]	7.625		06/01/2033	2,186,158
2,000,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[2]	5.000		07/01/2031	2,203,080
60,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.761	[4]	06/01/2060	926,400
350,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000		07/01/2032	389,466
565,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000		07/01/2033	626,201
450,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000		07/01/2034	496,759
200,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000		07/01/2040	218,738
225,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000		07/01/2045	244,939
70,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	70,122
100,000	Niagara, NY Area Devel. Corp. (Niagara University)[2]	5.000		05/01/2035	109,787
150,000	Niagara, NY Area Devel. Corp. (Niagara University)[2]	5.000		05/01/2042	164,184
1,595,000	NY Counties Tobacco Trust I2	6.500		06/01/2035	1,626,645
2,690,000	NY Counties Tobacco Trust II (TASC)[2]	5.625		06/01/2035	2,743,370

4 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$15,000	NY Counties Tobacco Trust II (TASC)[2]	5.750%		06/01/2043	$15,032
395,000	NY Counties Tobacco Trust III (TASC)[2]	6.000		06/01/2043	402,837
850,000	NY Counties Tobacco Trust IV2	5.000		06/01/2038	841,262
84,200,000	NY Counties Tobacco Trust V	6.845	[4]	06/01/2055	2,077,214
155,400,000	NY Counties Tobacco Trust V	7.845	[4]	06/01/2060	1,277,388
17,195,000	NY Counties Tobacco Trust VI2	5.625		06/01/2035	19,320,646
2,085,000	NY Counties Tobacco Trust VI2	5.750		06/01/2043	2,360,074
2,895,000	NY Counties Tobacco Trust VI2	6.000		06/01/2043	3,240,750
600,000	NY Counties Tobacco Trust VI (TASC)[2]	5.000		06/01/2045	641,232
1,125,000	NY Counties Tobacco Trust VI (TASC)[2]	5.000		06/01/2051	1,172,632
5,000,000	NY MTA (Green Bond)[2]	5.000		11/15/2051	5,711,100
10,000,000	NY MTA (Green Bond)[2]	5.250		11/15/2057	11,902,900
19,500,000	NY MTA Hudson Rail Yards[2]	5.000		11/15/2056	21,580,065
1,200,000	NY MTA, Series A2	5.250		11/15/2038	1,371,840
2,000,000	NY MTA, Series B2	5.000		11/15/2035	2,346,120
10,000,000	NY MTA, Series B2	5.000		11/15/2037	11,694,800
900,000	NY MTA, Series B2	5.250		11/15/2039	1,056,042
1,550,000	NY MTA, Series D2	5.000		11/15/2024	1,573,668
350,000	NY MTA, Series D2	5.000		11/15/2032	398,086
1,000,000	NY MTA, Series D2	5.000		11/15/2034	1,112,090
400,000	NY MTA, Series H2	5.000		11/15/2033	453,008
300,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2029	346,566
400,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2030	465,848
875,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2032	1,055,136
900,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2033	1,078,353
575,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2034	684,555
2,000,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2035	2,373,460
2,550,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2036	3,014,100
2,500,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2037	2,955,000
900,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2037	1,063,800
300,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2038	354,882
1,900,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2038	2,247,586
2,000,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2041	2,329,920
15,475,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2042	18,247,656
1,260,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2046	1,463,553
1,000,000	NY Triborough Bridge & Tunnel Authority[2]	5.000		11/15/2047	1,170,740
5,000,000	NY TSASC, Inc. (TFABs)[2]	5.000		06/01/2034	5,678,600
3,000,000	NY TSASC, Inc. (TFABs)[2]	5.000		06/01/2035	3,379,410
3,000,000	NY TSASC, Inc. (TFABs)[2]	5.000		06/01/2036	3,375,660
3,000,000	NY TSASC, Inc. (TFABs)[2]	5.000		06/01/2041	3,336,000
5,000,000	NYC GO2	5.000		08/01/2030	5,806,450
865,000	NYC GO2	5.000		10/01/2032	996,091
750,000	NYC GO2	5.000		03/01/2033	857,895
700,000	NYC GO2	5.000		08/01/2035	787,192
1,700,000	NYC GO2	5.000		08/01/2037	1,996,684
7,360,000	NYC GO2	5.000		12/01/2037	8,685,683
14,780,000	NYC GO2	5.000		12/01/2038	17,415,274
25,740,000	NYC GO5	5.000		12/01/2041	30,120,691

5 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$11,000,000	NYC GO5	5.125%	03/01/2026	$11,736,670
10,450,000	NYC GO5	5.375	04/01/2036	11,209,088
4,550,000	NYC GO5	5.375	04/01/2036	4,880,512
15,000	NYC GO	5.500	11/15/2037	15,056
45,000	NYC GO2	6.000	05/15/2022	45,191
450,000	NYC HDC (Multifamily Hsg.)[2]	5.500	11/01/2034	471,883
410,000	NYC HDC (Multifamily Hsg.)[2]	5.550	11/01/2039	426,552
1,590,000	NYC HDC (Multifamily Hsg.)[2]	5.700	11/01/2046	1,658,434
5,000	NYC HDC (Multifamily Hsg.), Series E2	6.250	05/01/2036	5,010
5,000,000	NYC Health & Hospital Corp. (Health System)[2]	5.000	02/15/2030	5,369,150
155,000	NYC IDA (Center for Nursing/Rehabilitation)[2]	5.375	08/01/2027	145,674
145,000	NYC IDA (Comprehensive Care Management)[2]	6.000	05/01/2026	148,792
300,000	NYC IDA (Comprehensive Care Management)[2]	6.125	11/01/2035	300,369
1,625,000	NYC IDA (Guttmacher Institute)[2]	5.750	12/01/2036	1,619,085
70,000	NYC IDA (Independent Living Assoc.)[2]	6.200	07/01/2020	70,028
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[2]	6.375	11/01/2038	1,055,741
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[2]	6.375	11/01/2038	217,358
2,300,000	NYC IDA (Montefiore Medical Center Corp.)[2]	5.125	11/01/2035	2,307,590
2,375,000	NYC IDA (Polytechnic University)[2]	5.250	11/01/2027	2,410,530
1,500,000	NYC IDA (Polytechnic University)[2]	5.250	11/01/2037	1,522,440
25,000	NYC IDA (RS/AFMAC/IACMR&DDA/HC/L&WS/YAI Obligated Group)[1,2]	4.500	07/01/2021	24,999
4,310,000	NYC IDA (The Child School)[2]	7.550	06/01/2033	4,328,447
4,600,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)[2]	5.000	07/01/2034	5,097,214
1,200,000	NYC IDA (Yankee Stadium)[2,6]	3.040	03/01/2022	1,189,752
120,000	NYC IDA (Yankee Stadium)[2]	5.000	03/01/2036	121,726
2,525,000	NYC IDA (Yankee Stadium)[2]	7.000	03/01/2049	2,767,046
2,700,000	NYC IDA (Yeled Yalda Early Childhood)[2]	5.725	11/01/2037	2,711,016
6,065,000	NYC Municipal Water Finance Authority[2]	5.000	06/15/2038	7,150,392
5,000,000	NYC Municipal Water Finance Authority[2]	5.500	06/15/2043	5,670,600
20,000,000	NYC Transitional Finance Authority[5]	5.000	01/15/2034	20,432,800
1,395,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2034	1,607,445
2,000,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2034	2,322,660
12,485,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2035	14,367,988
1,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2035	1,739,640
1,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2036	1,736,130
500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2036	501,655
835,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2043	959,323
5,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.250	07/15/2037	6,223,085
300,000	NYC Transitional Finance Authority (Building Aid)[2]	5.500	01/15/2039	320,241
2,920,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	11/01/2030	3,531,711
2,490,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	11/01/2031	2,998,433
1,735,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	11/01/2032	2,079,293
5,000,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	02/01/2037	5,834,250
2,387,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	02/01/2040	2,767,488
7,750,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	05/01/2040	9,016,892

6 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$9,245,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000%	02/01/2041	$10,619,362
1,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[2]	5.000	08/01/2033	1,155,580
2,700,000	NYS DA (ALIA-PSCH)[2]	4.800	12/01/2023	2,705,454
6,910,000	NYS DA (ALIA-PSCH)[2]	5.350	12/01/2035	6,916,841
2,675,000	NYS DA (ALIA-PSCH)[2]	6.175	12/01/2031	2,679,655
150,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2027	167,534
150,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2028	166,935
70,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2029	77,643
70,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2030	77,470
300,000	NYS DA (Catholic Health System)[2]	4.750	07/01/2039	316,791
1,250,000	NYS DA (Catholic Health System)[2]	4.750	07/01/2039	1,319,963
125,000	NYS DA (Catholic Health System)[2]	5.000	07/01/2032	135,566
50,000	NYS DA (Culinary Institute of America)[2]	5.000	07/01/2034	53,771
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[2]	5.250	07/01/2027	7,611,441
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[2]	5.250	07/01/2028	4,495,410
100,000	NYS DA (Fordham University)[2]	5.000	07/01/2030	116,423
1,000,000	NYS DA (Fordham University)[2]	5.000	07/01/2036	1,162,760
1,560,000	NYS DA (Fordham University)[2]	5.000	07/01/2038	1,622,026
765,000	NYS DA (Fordham University)[2]	5.000	07/01/2041	884,271
750,000	NYS DA (Highland Hospital of Rochester)[2]	5.000	07/01/2026	815,378
750,000	NYS DA (Highland Hospital of Rochester)[2]	5.200	07/01/2032	809,678
565,000	NYS DA (Interagency Council)[1,2]	7.000	07/01/2035	661,095
250,000	NYS DA (Iona College)[2]	5.000	07/01/2032	268,498
3,200,000	NYS DA (L.I. University)[2]	5.000	09/01/2025	3,603,776
140,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[2]	5.000	07/01/2029	146,223
400,000	NYS DA (New School)[2]	5.000	07/01/2040	450,480
1,350,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2030	1,592,892
1,300,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2031	1,526,161
1,400,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2032	1,635,844
1,750,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2033	2,036,580
1,750,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2040	2,010,785
1,000,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[2]	5.000	05/01/2039	1,102,630
645,000	NYS DA (NYU Hospitals Center)[2]	5.000	07/01/2028	755,005
11,920,000	NYS DA (NYU)[2]	5.000	07/01/2034	14,066,792
6,425,000	NYS DA (NYU)[2]	5.000	07/01/2035	7,559,719
1,500,000	NYS DA (NYU)[2]	5.000	07/01/2037	1,707,090
1,110,000	NYS DA (NYU)[2]	5.000	07/01/2045	1,274,558
600,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2029	678,936
400,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2030	449,312
300,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2032	333,708
300,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2033	332,388
300,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2035	330,816
200,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2036	220,022
200,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2037	219,848
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[2]	5.000	11/01/2026	325,331

7 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$500,000	NYS DA (Pratt Institute)[2]	5.000%	07/01/2046	$569,495
300,000	NYS DA (Rochester Institute of Technology)[2]	5.000	07/01/2040	329,094
10,000,000	NYS DA (Sales Tax)[2]	5.000	03/15/2035	11,779,500
200,000	NYS DA (St. John’s University)[2]	5.000	07/01/2027	229,254
50,000	NYS DA (St. John’s University)[2]	5.000	07/01/2028	57,211
1,955,000	NYS DA (St. John’s University)[2]	5.000	07/01/2030	2,224,927
100,000	NYS DA (St. John’s University)[2]	5.000	07/01/2034	113,602
500,000	NYS DA (St. Joseph’s College)[2]	5.250	07/01/2035	529,420
17,100,000	NYS DA (St. Mary’s Hospital for Children)[2]	7.875	11/15/2041	18,511,434
10,000,000	NYS DA (State Personal Income Tax Authority)[2]	5.000	03/15/2035	11,581,700
5,000,000	NYS DA (State Personal Income Tax Authority)[2]	5.000	02/15/2041	5,814,600
20,000,000	NYS DA (State Personal Income Tax Authority)[5]	5.750	03/15/2036	21,591,195
1,000,000	NYS DA (State University Educational Facilities)[2]	5.000	05/15/2030	1,155,800
3,320,000	NYS DA (State University of New York)[2]	5.000	07/01/2035	3,934,266
1,200,000	NYS DA (State University of New York)[2]	5.000	07/01/2038	1,249,128
3,025,000	NYS DA (State University of New York)[2]	5.000	07/01/2038	3,567,383
560,000	NYS DA (The Bronx-Lebanon Hospital Center)[2]	6.250	02/15/2035	598,226
1,000,000	NYS DA (The New School)[2]	5.000	07/01/2031	1,107,340
755,000	NYS DA (The New School)[2]	5.000	07/01/2035	873,641
510,000	NYS DA (The New School)[2]	5.000	07/01/2036	587,418
765,000	NYS DA (The New School)[2]	5.000	07/01/2037	880,446
595,000	NYS DA (The New School)[2]	5.000	07/01/2041	681,638
6,650,000	NYS DA (The New School)[2]	5.000	07/01/2046	7,536,711
4,800,000	NYS DA (United Cerebral Palsy Assoc. of NYS)[2]	5.375	09/01/2050	4,837,488
1,110,000	NYS DA (Yeshiva University)[2]	5.000	11/01/2031	1,116,971
4,330,000	NYS DA (Yeshiva University)[2]	5.000	09/01/2038	4,307,311
3,750,000	NYS EFC (Clean Water & Drinking Revolving Funds)[2]	5.000	06/15/2033	4,488,262
5,650,000	NYS EFC (Clean Water & Drinking Revolving Funds)[2]	5.000	06/15/2035	6,702,538
20,000	NYS HFA (Affordable Hsg.)[2]	5.450	11/01/2040	20,304
2,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[2]	5.000	11/15/2031	2,255,480
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[2]	5.750	11/15/2051	5,745,350
4,910,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[2]	5.625	01/15/2046	5,386,074
20,000,000	NYS Liberty Devel. Corp. (Bank of America Tower)[5]	5.625	01/15/2046	21,939,200
32,795,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[2]	5.250	10/01/2035	40,993,750
5,025,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[2]	5.500	10/01/2037	6,508,430
5,000,000	NYS Liberty Devel. Corp. (One Bryant Park)[2]	5.125	01/15/2044	5,416,400
3,300,000	NYS Power Authority[2]	5.000	11/15/2047	3,349,104
3,250,000	NYS Thruway Authority[2]	5.000	01/01/2026	3,313,863
1,350,000	NYS Thruway Authority[2]	5.000	01/01/2032	1,522,328
10,175,000	NYS Thruway Authority[2]	5.000	01/01/2037	11,441,075
5,140,000	NYS Thruway Authority[2]	5.000	01/01/2041	5,860,936
6,300,000	NYS Thruway Authority[2]	5.000	01/01/2046	7,153,398
3,000,000	NYS Thruway Authority[2]	5.250	01/01/2056	3,461,610
55,000	Onondaga County, NY IDA (Salina Free Library)[2]	5.500	12/01/2022	55,181
280,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000	05/01/2033	322,742

8 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$200,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000%	05/01/2034	$229,438
250,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000	05/01/2037	285,213
150,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000	05/01/2040	170,319
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)[2]	5.000	12/01/2036	2,546,078
1,615,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[2]	5.200	07/01/2029	1,752,937
1,810,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[2]	5.375	07/01/2040	1,954,728
1,060,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)[2]	5.000	10/01/2030	1,181,911
2,345,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)[2]	5.000	10/01/2040	2,558,231
535,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[2]	5.250	12/01/2041	606,428
2,300,000	Port Authority NY/NJ (JFK International Air Terminal)[2]	6.500	12/01/2028	2,337,858
5,000,000	Port Authority NY/NJ, 166th Series[2]	5.250	07/15/2036	5,636,300
9,475,000	Port Authority NY/NJ, 198th Series[2]	5.000	11/15/2041	11,080,823
5,000,000	Port Authority NY/NJ, 198th Series[2]	5.250	11/15/2056	5,872,450
3,000,000	Port Authority NY/NJ, 200th Series[2]	5.000	10/15/2042	3,525,180
6,000,000	Port Authority NY/NJ, 200th Series[2]	5.000	10/15/2047	7,000,260
305,000	Rensselaer County, NY Water Service Sewer Authority[2]	5.350	09/01/2047	310,768
2,715,000	Rockland County, NY Tobacco Asset Securitization Corp.[2]	5.625	08/15/2035	2,768,866
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[2]	5.750	08/15/2043	3,212,496
1,000,000	Schenectady, NY Metroplex Devel. Authority[2]	5.500	08/01/2033	1,180,130
45,000	Sodus Village, NY GO2	5.000	05/15/2032	45,349
45,000	Sodus Village, NY GO2	5.000	05/15/2033	45,347
45,000	Sodus Village, NY GO2	5.000	05/15/2034	45,342
45,000	Sodus Village, NY GO2	5.000	05/15/2035	45,341
45,000	Sodus Village, NY GO2	5.000	05/15/2036	45,342
45,000	Sodus Village, NY GO2	5.000	05/15/2037	45,342
240,000	St. Lawrence County, NY IDA (Clarkson University)[2]	5.000	09/01/2041	263,172
100,000	St. Lawrence County, NY IDA (Clarkson University)[2]	6.000	09/01/2034	115,228
225,000	St. Lawrence County, NY IDA (St. Lawrence University)[2]	5.000	07/01/2030	253,076
230,000	St. Lawrence County, NY IDA (St. Lawrence University)[2]	5.000	07/01/2031	257,756
815,000	St. Lawrence County, NY IDA (St. Lawrence University)[2]	5.000	07/01/2032	910,697
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)[2]	6.000	12/01/2040	1,089,300
520,000	Suffolk County, NY Economic Devel. Corp., Series A2	7.375	12/01/2040	540,103
95,000	Suffolk County, NY IDA (ALIA-Adelante)[2]	6.500	11/01/2037	95,675
8,515,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	7,998,821
110,000	Suffolk County, NY IDA (Dowling College)[3]	6.700	12/01/2020	32,990
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.[2]	5.000	06/01/2032	809,565
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.[2]	5.250	06/01/2037	760,172

9 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$4,485,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375%		06/01/2028	$4,513,076
1,390,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	1,406,138
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996	[4]	06/01/2048	1,293,233
1,160,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	1,054,498
760,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	690,772
2,790,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	2,535,859
8,220,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	7,471,240
1,175,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	1,067,969
2,785,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[2]	5.000		07/01/2038	2,834,378
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[2]	5.000		09/01/2030	6,704,510
13,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[2]	5.125		09/01/2040	14,231,360
30,000	Voorheesville, NY GO2	5.000		02/15/2023	30,109
35,000	Voorheesville, NY GO2	5.000		02/15/2024	35,123
35,000	Voorheesville, NY GO2	5.000		02/15/2025	35,118
35,000	Voorheesville, NY GO2	5.000		02/15/2026	35,110
40,000	Voorheesville, NY GO2	5.000		02/15/2027	40,123
40,000	Voorheesville, NY GO2	5.000		02/15/2028	40,119
40,000	Voorheesville, NY GO2	5.000		02/15/2029	40,113
45,000	Voorheesville, NY GO2	5.000		02/15/2030	45,123
45,000	Voorheesville, NY GO2	5.000		02/15/2031	45,119
50,000	Voorheesville, NY GO2	5.000		02/15/2032	50,132
50,000	Voorheesville, NY GO2	5.000		02/15/2033	50,131
55,000	Voorheesville, NY GO2	5.000		02/15/2034	55,141
55,000	Voorheesville, NY GO2	5.000		02/15/2035	55,141
60,000	Voorheesville, NY GO2	5.000		02/15/2036	60,154
60,000	Voorheesville, NY GO2	5.000		02/15/2037	60,154
7,410,000	Westchester County, NY Healthcare Corp., Series A2	5.000		11/01/2030	8,076,233
325,000	Westchester County, NY Healthcare Corp., Series B2	6.125		11/01/2037	359,395
80,000	Westchester County, NY Healthcare Corp., Series C-2[2]	6.125		11/01/2037	92,940
10,000	Westchester County, NY Healthcare Corp., Series C-2[2]	6.125		11/01/2037	11,058
500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)[2]	5.000		06/01/2030	502,770
1,000,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[2]	5.000		11/01/2029	1,138,720
1,500,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[2]	5.000		11/01/2032	1,677,495
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[2]	5.000		06/01/2045	4,620,555
520,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)[1,2]	6.000		02/01/2041	529,230
950,000	Yonkers, NY IDA (Sarah Lawrence College)[2]	6.000		06/01/2029	1,040,108
					967,809,617

U.S. Possessions—18.0%
1,200,000	Guam Government Business Privilege[2]	5.000		01/01/2031	1,270,284
210,000	Guam Power Authority, Series A2	5.000		10/01/2023	240,187

10 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$260,000	Guam Power Authority, Series A2	5.000%		10/01/2024	$296,057
470,000	Guam Power Authority, Series A2	5.000		10/01/2030	526,931
1,330,000	Northern Mariana Islands Commonwealth, Series A2	5.000		10/01/2022	1,275,204
6,280,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	5,127,369
14,985,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	[7]	07/01/2024	12,497,190
695,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.375		05/15/2033	697,266
3,455,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.500		05/15/2039	3,471,377
19,700,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.625		05/15/2043	19,713,199
6,300,000	Puerto Rico Children’s Trust Fund (TASC)	7.591	[4]	05/15/2050	765,072
2,000,000	Puerto Rico Commonwealth GO3	5.000		07/01/2020	1,200,000
75,000	Puerto Rico Commonwealth GO, AGC[2]	5.000		07/01/2024	75,154
3,120,000	Puerto Rico Commonwealth GO3	5.125		07/01/2028	1,872,000
1,225,000	Puerto Rico Commonwealth GO3	5.125		07/01/2031	733,469
6,000,000	Puerto Rico Commonwealth GO3	5.250		07/01/2030	3,592,500
4,595,000	Puerto Rico Commonwealth GO3	5.250		07/01/2031	2,751,256
2,500,000	Puerto Rico Commonwealth GO3	5.375		07/01/2033	1,475,000
485,000	Puerto Rico Commonwealth GO3	5.500		07/01/2018	292,212
26,225,000	Puerto Rico Commonwealth GO3	5.500		07/01/2032	15,833,344
1,500,000	Puerto Rico Commonwealth GO3	5.625		07/01/2033	904,695
8,000,000	Puerto Rico Commonwealth GO3	5.750		07/01/2036	4,815,040
726,441	Puerto Rico Electric Power Authority[3]	10.000		07/01/2019	521,328
726,440	Puerto Rico Electric Power Authority[3]	10.000		07/01/2019	521,328
544,830	Puerto Rico Electric Power Authority[3]	10.000		01/01/2021	390,996
544,830	Puerto Rico Electric Power Authority[3]	10.000		07/01/2021	390,996
181,611	Puerto Rico Electric Power Authority[3]	10.000		01/01/2022	130,333
181,610	Puerto Rico Electric Power Authority[3]	10.000		07/01/2022	130,332
8,425,000	Puerto Rico Electric Power Authority, Series A3	5.000		07/01/2029	5,139,250
2,000,000	Puerto Rico Electric Power Authority, Series A3	5.000		07/01/2042	1,220,000
3,445,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2022	2,101,450
5,450,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2024	3,324,500
5,735,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2025	3,498,350
3,410,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2027	2,080,100
5,670,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2028	3,458,700
1,945,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2029	1,186,450
5,000,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2030	3,050,000
2,155,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2031	1,314,550
1,000,000	Puerto Rico Electric Power Authority, Series RR, SGI	5.000		07/01/2027	884,060
3,100,000	Puerto Rico Electric Power Authority, Series TT3	5.000		07/01/2025	1,891,000
3,750,000	Puerto Rico Electric Power Authority, Series TT3	5.000		07/01/2026	2,287,500
1,685,000	Puerto Rico Electric Power Authority, Series WW3	5.000		07/01/2028	1,027,850
2,535,000	Puerto Rico Electric Power Authority, Series WW3	5.500		07/01/2038	1,546,350
1,825,000	Puerto Rico Electric Power Authority, Series XX3	5.250		07/01/2027	1,113,250
355,000	Puerto Rico Highway & Transportation Authority[3]	5.000		07/01/2028	33,725
1,000,000	Puerto Rico Highway & Transportation Authority[3]	5.300		07/01/2035	592,490
2,150,000	Puerto Rico Highway & Transportation Authority[3]	5.500		07/01/2030	1,293,375
5,000	Puerto Rico Highway & Transportation Authority, Series A3	5.000		07/01/2038	1,300

11 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$7,405,000	Puerto Rico Highway & Transportation Authority, Series K3	5.000%		07/01/2030	$1,925,300
225,000	Puerto Rico Highway & Transportation Authority, Series N, FGIC[8]	5.250		07/01/2039	145,687
4,000,000	Puerto Rico Infrastructure[3]	5.000		07/01/2041	300,000
725,000	Puerto Rico Infrastructure, FGIC[8]	5.500		07/01/2024	436,087
15,000,000	Puerto Rico Infrastructure, AMBAC	5.646	[4]	07/01/2029	7,512,300
4,600,000	Puerto Rico Infrastructure, FGIC[8]	7.458	[4]	07/01/2030	1,188,318
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)[3]	6.500		10/01/2037	1,234,625
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[2]	5.000		04/01/2027	196,576
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[2]	5.000		03/01/2036	995,709
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)[2]	5.125		04/01/2032	123,343
190,000	Puerto Rico ITEMECF (Ana G. Mendez University)[2]	5.375		04/01/2042	177,084
640,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1,2]	5.625		07/01/2022	499,917
100,000	Puerto Rico ITEMECF (International American University)[2]	5.000		10/01/2031	97,799
3,675,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1,2]	5.000		08/01/2022	3,636,670
150,000	Puerto Rico ITEMECF (University of the Sacred Heart)[2]	5.000		10/01/2042	103,438
4,200,000	Puerto Rico Public Buildings Authority[3]	5.000		07/01/2032	2,278,500
810,000	Puerto Rico Public Buildings Authority[3]	5.250		07/01/2029	436,387
4,795,000	Puerto Rico Public Buildings Authority[3]	5.625		07/01/2039	2,613,275
235,000	Puerto Rico Public Buildings Authority[3]	6.000		07/01/2041	129,250
1,400,000	Puerto Rico Public Buildings Authority[3]	6.500		07/01/2030	780,500
3,500,000	Puerto Rico Public Buildings Authority[3]	6.750		07/01/2036	1,933,750
1,000,000	Puerto Rico Public Buildings Authority[3]	7.000		07/01/2021	560,000
3,150,000	Puerto Rico Public Buildings Authority[3]	7.000		07/01/2025	1,764,000
4,055,000	Puerto Rico Public Finance Corp., Series B3	5.500		08/01/2031	156,928
410,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000		08/01/2043	106,088
4,280,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.807	[4]	08/01/2042	998,438
38,265,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.021	[4]	08/01/2044	8,009,630
8,305,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.219	[4]	08/01/2041	2,045,937
34,720,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.261	[4]	08/01/2043	7,674,162
2,095,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.718	[4]	08/01/2045	416,172
38,120,000	Puerto Rico Sales Tax Financing Corp., Series A3	7.535	[4]	08/01/2036	2,457,215
17,275,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000		08/01/2040	10,343,406
8,600,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2046	5,149,250
3,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.250		08/01/2041	776,250
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.500		08/01/2040	1,293,750
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.546	[4]	08/01/2038	1,543,086
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750		08/01/2057	2,993,750
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.500		08/01/2035	1,964,938
770,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.750	[7]	08/01/2032	205,013
1,000,000	University of Puerto Rico	5.000		06/01/2025	460,650

12 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$5,925,000	University of Puerto Rico, Series Q	5.000%	06/01/2030	$2,689,950
1,700,000	University of Puerto Rico, Series Q	5.000	06/01/2036	771,800
				197,679,297
Total Municipal Bonds and Notes (Cost $1,228,341,697)				1,165,488,914

Corporate Bond and Note—0.5%
5,305,000	Dowling College, NY, Series 2015 Taxable Revenue Bond[3,9] (Cost $5,305,000)	7.500	06/15/2018	5,039,750

Shares
Common Stock—0.8%
3,100	CMS Liquidating Trust[9,10] (Cost $9,920,000)			8,447,190

Total Investments, at Value (Cost $1,243,566,697)—107.3%				1,178,975,854
Net Other Assets (Liabilities)—(7.3)				(79,900,030)
Net Assets—100.0%				$1,099,075,824

Footnotes to Statement of Investments

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

2. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Notes.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

9. Received as a result of a corporate action.

10. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
ACDS	Assoc. for Children with Down Syndrome
AFMAC	Association for Metro Area Autistic Children
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
AP	Advantage Planning, Inc.
DA	Dormitory Authority

13 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

EFC	Environmental Facilities Corp.
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FIT	Fashion Institute of Technology
FrankHosp	Franklin Hospital
GCH	Glen Cove Hospital
GO	General Obligation
HAII	Homes Anew II, Inc.
HC	HASC Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IACMR&DDA	Inter-Agency Council of Mental Retardation & Development Disabilities Agencies
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
L&WS	Leake & Watts Services
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RS	Rivendell School
SGI	Syncora Guarantee Inc.
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
VBHosp	Vassar Brothers Hospital
WS	Woods Services
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

14 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free New York Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot

15 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

16 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

2. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$967,776,627	$32,990	$967,809,617
U.S. Possessions	—	195,593,984	2,085,313	197,679,297
Corporate Bond and Note	—	5,039,750	—	5,039,750
Common Stock	—	—	8,447,190	8,447,190

Total Assets	$—	$1,168,410,361	$10,565,493	$1,178,975,854

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity

17 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response

18 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis

19 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $28,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semi annual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $143,406,616 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $81,385,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0551 Trust	8.558%	2/15/45	$3,303,250
6,750,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0551 Trust	8.558	2/15/42	8,943,210
2,750,000	NYC GO Tender Option Bond Series 2015-XF2014 Trust[3]	16.082	3/1/26	3,486,670
3,750,000	NYC GO Tender Option Bond Series 2015-XF2108 Trust	17.093	4/1/36	4,839,600
6,435,000	NYC GO Tender Option Bond Series 2017-XF0552 Trust	15.682	12/1/41	10,815,691
10,000,000	NYC Transitional Finance Authority Tender Option Bond Series 2015-XF2152 Trust[3]	8.608	1/15/34	10,432,800
6,670,000	NYS DA (Personal Income Tax) Tender Option Bond Series 2015-XF0012 Trust	14.300	3/15/36	8,261,195
10,000,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) Tender Option Bond Series 2015-XF2023 Trust[3]	9.797	1/15/46	11,939,200
				$62,021,616

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

20 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $81,385,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$1,001,955
Sold securities	$6,651,626

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets

21 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$196,513,566
Market Value	$116,745,418
Market Value as % of Net Assets	10.62%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to

22 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

23 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Federal Taxes (Continued)

Federal tax cost of securities	$1,166,220,589 [1]

Gross unrealized appreciation	$40,869,109
Gross unrealized depreciation	(108,201,148)

Net unrealized depreciation	$(67,332,039)

1. The Federal tax cost of securities does not include cost of $80,087,304, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

24 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT - Free New York Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/15/2017